SECURITIES AVAILABLE-FOR-SALE AND HELD-TO-MATURITY (Parentheticals) (Details)	Jun. 30, 2015 shares
Cumulative perpetual preferred stock, series T | Southern First Bancshares, Inc.
Investment Holdings [Line Items]
Cumulative perpetual preferred stock	300